Provision (benefit) for Income Taxes (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit [Line Items]
Income tax expense benefit, current					$ 684	$ 18,370
Income tax expense benefit, deferred
Income tax expense benefit	(55,342)	171	(55,048)	1,581	684	18,370
U.S. federal
Income Tax Expense Benefit [Line Items]
Income tax expense benefit, current					584	18,270
Income tax expense benefit, deferred
Income tax expense benefit					584	18,270
State and local
Income Tax Expense Benefit [Line Items]
Income tax expense benefit, current					100	100
Income tax expense benefit, deferred
Income tax expense benefit					$ 100	$ 100